Related Party Disclosure (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Short-term compensations	S/ 22,678,000	S/ 21,859,000	S/ 23,692,000
Total long-term compensations	S/ 9,763,000	S/ 5,759,000	S/ 6,523,000